Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EATON VANCE GROWTH TRUST
Entity Central Index Key	0000102816
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000104752
Shareholder Report [Line Items]
Fund Name	Eaton Vance RBA All Asset Strategy Fund
Class Name	Class A
Trading Symbol	EARAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance RBA All Asset Strategy Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	1.22%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.22%
AssetsNet	$ 395,215,163
Holdings Count | Holding	281
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$395,215,163
# of Portfolio Holdings	281
Portfolio Turnover Rate	12%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	6.8%
U.S. Treasury Obligations	27.2%
Exchange-Traded Funds	27.4%
Common Stocks	38.6%

Top Ten Holdings (% of total investments)Footnote Referencea

Janus Henderson Mortgage-Backed Securities ETF	22.3%
U.S. Treasury Notes, 4.00%, 2/15/26	3.9%
U.S. Treasury Notes, 4.00%, 12/15/25	2.8%
U.S. Treasury Notes, 3.88%, 1/15/26	2.6%
U.S. Treasury Notes, 4.50%, 11/15/25	2.3%
iShares MSCI Taiwan ETF	2.1%
Apple, Inc.	2.0%
U.S. Treasury Notes, 0.75%, 5/31/26	2.0%
iShares MSCI India ETF	1.9%
NVIDIA Corp.	1.6%
Total	43.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Updated Prospectus Phone Number	1-800-262-1122
C000104753
Shareholder Report [Line Items]
Fund Name	Eaton Vance RBA All Asset Strategy Fund
Class Name	Class C
Trading Symbol	ECRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance RBA All Asset Strategy Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$98	1.98%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.98%
AssetsNet	$ 395,215,163
Holdings Count | Holding	281
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$395,215,163
# of Portfolio Holdings	281
Portfolio Turnover Rate	12%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	6.8%
U.S. Treasury Obligations	27.2%
Exchange-Traded Funds	27.4%
Common Stocks	38.6%

Top Ten Holdings (% of total investments)Footnote Referencea

Janus Henderson Mortgage-Backed Securities ETF	22.3%
U.S. Treasury Notes, 4.00%, 2/15/26	3.9%
U.S. Treasury Notes, 4.00%, 12/15/25	2.8%
U.S. Treasury Notes, 3.88%, 1/15/26	2.6%
U.S. Treasury Notes, 4.50%, 11/15/25	2.3%
iShares MSCI Taiwan ETF	2.1%
Apple, Inc.	2.0%
U.S. Treasury Notes, 0.75%, 5/31/26	2.0%
iShares MSCI India ETF	1.9%
NVIDIA Corp.	1.6%
Total	43.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Updated Prospectus Phone Number	1-800-262-1122
C000104754
Shareholder Report [Line Items]
Fund Name	Eaton Vance RBA All Asset Strategy Fund
Class Name	Class I
Trading Symbol	EIRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance RBA All Asset Strategy Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48	0.97%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.97%
AssetsNet	$ 395,215,163
Holdings Count | Holding	281
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$395,215,163
# of Portfolio Holdings	281
Portfolio Turnover Rate	12%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	6.8%
U.S. Treasury Obligations	27.2%
Exchange-Traded Funds	27.4%
Common Stocks	38.6%

Top Ten Holdings (% of total investments)Footnote Referencea

Janus Henderson Mortgage-Backed Securities ETF	22.3%
U.S. Treasury Notes, 4.00%, 2/15/26	3.9%
U.S. Treasury Notes, 4.00%, 12/15/25	2.8%
U.S. Treasury Notes, 3.88%, 1/15/26	2.6%
U.S. Treasury Notes, 4.50%, 11/15/25	2.3%
iShares MSCI Taiwan ETF	2.1%
Apple, Inc.	2.0%
U.S. Treasury Notes, 0.75%, 5/31/26	2.0%
iShares MSCI India ETF	1.9%
NVIDIA Corp.	1.6%
Total	43.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Updated Prospectus Phone Number	1-800-262-1122
C000092730
Shareholder Report [Line Items]
Fund Name	Eaton Vance RBA Equity Strategy Fund
Class Name	Class A
Trading Symbol	ERBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance RBA Equity Strategy Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$59	1.19%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.19%
AssetsNet	$ 680,851,255
Holdings Count | Holding	261
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$680,851,255
# of Portfolio Holdings	261
Portfolio Turnover Rate	14%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	1.4%
Energy	1.8%
Materials	1.9%
Utilities	3.1%
Consumer Staples	4.3%
Communication Services	4.7%
Short-Term Investments	4.9%
Consumer Discretionary	7.2%
Exchange-Traded Funds	11.0%
Health Care	11.7%
Industrials	12.4%
Information Technology	17.2%
Financials	18.4%

Top Ten Holdings (% of total investments)Footnote Referencea

iShares MSCI Taiwan ETF	4.6%
Apple, Inc.	4.5%
iShares MSCI India ETF	4.2%
NVIDIA Corp.	3.7%
Microsoft Corp.	3.5%
Amazon.com, Inc.	2.4%
iShares MSCI South Korea ETF	2.3%
Meta Platforms, Inc., Class A	1.8%
Alphabet, Inc., Class A	1.2%
Broadcom, Inc.	1.1%
Total	29.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Updated Prospectus Phone Number	1-800-262-1122
C000092731
Shareholder Report [Line Items]
Fund Name	Eaton Vance RBA Equity Strategy Fund
Class Name	Class C
Trading Symbol	ERBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance RBA Equity Strategy Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$96	1.94%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.94%
AssetsNet	$ 680,851,255
Holdings Count | Holding	261
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$680,851,255
# of Portfolio Holdings	261
Portfolio Turnover Rate	14%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	1.4%
Energy	1.8%
Materials	1.9%
Utilities	3.1%
Consumer Staples	4.3%
Communication Services	4.7%
Short-Term Investments	4.9%
Consumer Discretionary	7.2%
Exchange-Traded Funds	11.0%
Health Care	11.7%
Industrials	12.4%
Information Technology	17.2%
Financials	18.4%

Top Ten Holdings (% of total investments)Footnote Referencea

iShares MSCI Taiwan ETF	4.6%
Apple, Inc.	4.5%
iShares MSCI India ETF	4.2%
NVIDIA Corp.	3.7%
Microsoft Corp.	3.5%
Amazon.com, Inc.	2.4%
iShares MSCI South Korea ETF	2.3%
Meta Platforms, Inc., Class A	1.8%
Alphabet, Inc., Class A	1.2%
Broadcom, Inc.	1.1%
Total	29.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Updated Prospectus Phone Number	1-800-262-1122
C000092732
Shareholder Report [Line Items]
Fund Name	Eaton Vance RBA Equity Strategy Fund
Class Name	Class I
Trading Symbol	ERBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance RBA Equity Strategy Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.94%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.94%
AssetsNet	$ 680,851,255
Holdings Count | Holding	261
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$680,851,255
# of Portfolio Holdings	261
Portfolio Turnover Rate	14%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	1.4%
Energy	1.8%
Materials	1.9%
Utilities	3.1%
Consumer Staples	4.3%
Communication Services	4.7%
Short-Term Investments	4.9%
Consumer Discretionary	7.2%
Exchange-Traded Funds	11.0%
Health Care	11.7%
Industrials	12.4%
Information Technology	17.2%
Financials	18.4%

Top Ten Holdings (% of total investments)Footnote Referencea

iShares MSCI Taiwan ETF	4.6%
Apple, Inc.	4.5%
iShares MSCI India ETF	4.2%
NVIDIA Corp.	3.7%
Microsoft Corp.	3.5%
Amazon.com, Inc.	2.4%
iShares MSCI South Korea ETF	2.3%
Meta Platforms, Inc., Class A	1.8%
Alphabet, Inc., Class A	1.2%
Broadcom, Inc.	1.1%
Total	29.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Updated Prospectus Phone Number	1-800-262-1122
C000014185
Shareholder Report [Line Items]
Fund Name	Eaton Vance China Equity Fund
Class Name	Class A
Trading Symbol	EVCGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance China Equity Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$85	1.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.50%
AssetsNet	$ 37,824,396
Holdings Count | Holding	45
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$37,824,396
# of Portfolio Holdings	45
Portfolio Turnover Rate	25%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Utilities	0.9%
Materials	1.1%
Short-Term Investments	1.8%
Consumer Staples	1.9%
Health Care	2.0%
Energy	2.3%
Real Estate	2.5%
Information Technology	5.2%
Industrials	7.9%
Financials	19.4%
Communication Services	27.0%
Consumer Discretionary	28.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Tencent Holdings Ltd.	23.7%
China Construction Bank Corp., Class H	8.2%
Meituan, Class B	5.7%
PDD Holdings, Inc. ADR	5.3%
China Merchants Bank Co. Ltd., Class H	5.0%
Xiaomi Corp., Class B	4.4%
Trip.com Group Ltd.	3.4%
BYD Co. Ltd., Class H	3.0%
TS Lines Ltd.	2.9%
KE Holdings, Inc. ADR	2.5%
Total	64.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Updated Prospectus Phone Number	1-800-262-1122
C000014187
Shareholder Report [Line Items]
Fund Name	Eaton Vance China Equity Fund
Class Name	Class C
Trading Symbol	ECCGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance China Equity Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$127	2.25%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	2.25%
AssetsNet	$ 37,824,396
Holdings Count | Holding	45
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$37,824,396
# of Portfolio Holdings	45
Portfolio Turnover Rate	25%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Utilities	0.9%
Materials	1.1%
Short-Term Investments	1.8%
Consumer Staples	1.9%
Health Care	2.0%
Energy	2.3%
Real Estate	2.5%
Information Technology	5.2%
Industrials	7.9%
Financials	19.4%
Communication Services	27.0%
Consumer Discretionary	28.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Tencent Holdings Ltd.	23.7%
China Construction Bank Corp., Class H	8.2%
Meituan, Class B	5.7%
PDD Holdings, Inc. ADR	5.3%
China Merchants Bank Co. Ltd., Class H	5.0%
Xiaomi Corp., Class B	4.4%
Trip.com Group Ltd.	3.4%
BYD Co. Ltd., Class H	3.0%
TS Lines Ltd.	2.9%
KE Holdings, Inc. ADR	2.5%
Total	64.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Updated Prospectus Phone Number	1-800-262-1122
C000014184
Shareholder Report [Line Items]
Fund Name	Eaton Vance China Equity Fund
Class Name	Class I
Trading Symbol	EICGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance China Equity Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$71	1.25%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.25%
AssetsNet	$ 37,824,396
Holdings Count | Holding	45
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$37,824,396
# of Portfolio Holdings	45
Portfolio Turnover Rate	25%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Utilities	0.9%
Materials	1.1%
Short-Term Investments	1.8%
Consumer Staples	1.9%
Health Care	2.0%
Energy	2.3%
Real Estate	2.5%
Information Technology	5.2%
Industrials	7.9%
Financials	19.4%
Communication Services	27.0%
Consumer Discretionary	28.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Tencent Holdings Ltd.	23.7%
China Construction Bank Corp., Class H	8.2%
Meituan, Class B	5.7%
PDD Holdings, Inc. ADR	5.3%
China Merchants Bank Co. Ltd., Class H	5.0%
Xiaomi Corp., Class B	4.4%
Trip.com Group Ltd.	3.4%
BYD Co. Ltd., Class H	3.0%
TS Lines Ltd.	2.9%
KE Holdings, Inc. ADR	2.5%
Total	64.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Updated Prospectus Phone Number	1-800-262-1122
C000014191
Shareholder Report [Line Items]
Fund Name	Eaton Vance Worldwide Health Sciences Fund
Class Name	Class A
Trading Symbol	ETHSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Worldwide Health Sciences Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$57	1.18%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.18%
AssetsNet	$ 979,834,936
Holdings Count | Holding	49
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$979,834,936
# of Portfolio Holdings	49
Portfolio Turnover Rate	16%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Health Care Technology	0.2%
Health Care Services	0.6%
Short-Term Investments	0.7%
Metal, Glass & Plastic Containers	0.7%
Exchange-Traded Funds	1.1%
Health Care Distributors	2.6%
Health Care Supplies	4.4%
Managed Health Care	6.5%
Life Sciences Tools & Services	10.2%
Biotechnology	15.9%
Health Care Equipment	16.7%
Pharmaceuticals	40.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Eli Lilly & Co.	11.1%
AbbVie, Inc.	6.3%
Novo Nordisk AS, Class B	5.2%
AstraZeneca PLC	4.9%
Abbott Laboratories	4.5%
UnitedHealth Group, Inc.	4.2%
Roche Holding AG PC	4.2%
Bristol-Myers Squibb Co.	3.6%
Thermo Fisher Scientific, Inc.	3.6%
Intuitive Surgical, Inc.	3.5%
Total	51.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014193
Shareholder Report [Line Items]
Fund Name	Eaton Vance Worldwide Health Sciences Fund
Class Name	Class C
Trading Symbol	ECHSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Worldwide Health Sciences Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$92	1.93%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.93%
AssetsNet	$ 979,834,936
Holdings Count | Holding	49
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$979,834,936
# of Portfolio Holdings	49
Portfolio Turnover Rate	16%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Health Care Technology	0.2%
Health Care Services	0.6%
Short-Term Investments	0.7%
Metal, Glass & Plastic Containers	0.7%
Exchange-Traded Funds	1.1%
Health Care Distributors	2.6%
Health Care Supplies	4.4%
Managed Health Care	6.5%
Life Sciences Tools & Services	10.2%
Biotechnology	15.9%
Health Care Equipment	16.7%
Pharmaceuticals	40.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Eli Lilly & Co.	11.1%
AbbVie, Inc.	6.3%
Novo Nordisk AS, Class B	5.2%
AstraZeneca PLC	4.9%
Abbott Laboratories	4.5%
UnitedHealth Group, Inc.	4.2%
Roche Holding AG PC	4.2%
Bristol-Myers Squibb Co.	3.6%
Thermo Fisher Scientific, Inc.	3.6%
Intuitive Surgical, Inc.	3.5%
Total	51.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000081646
Shareholder Report [Line Items]
Fund Name	Eaton Vance Worldwide Health Sciences Fund
Class Name	Class I
Trading Symbol	EIHSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Worldwide Health Sciences Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$45	0.93%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.93%
AssetsNet	$ 979,834,936
Holdings Count | Holding	49
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$979,834,936
# of Portfolio Holdings	49
Portfolio Turnover Rate	16%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Health Care Technology	0.2%
Health Care Services	0.6%
Short-Term Investments	0.7%
Metal, Glass & Plastic Containers	0.7%
Exchange-Traded Funds	1.1%
Health Care Distributors	2.6%
Health Care Supplies	4.4%
Managed Health Care	6.5%
Life Sciences Tools & Services	10.2%
Biotechnology	15.9%
Health Care Equipment	16.7%
Pharmaceuticals	40.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Eli Lilly & Co.	11.1%
AbbVie, Inc.	6.3%
Novo Nordisk AS, Class B	5.2%
AstraZeneca PLC	4.9%
Abbott Laboratories	4.5%
UnitedHealth Group, Inc.	4.2%
Roche Holding AG PC	4.2%
Bristol-Myers Squibb Co.	3.6%
Thermo Fisher Scientific, Inc.	3.6%
Intuitive Surgical, Inc.	3.5%
Total	51.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014194
Shareholder Report [Line Items]
Fund Name	Eaton Vance Worldwide Health Sciences Fund
Class Name	Class R
Trading Symbol	ERHSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Worldwide Health Sciences Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$68	1.43%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.43%
AssetsNet	$ 979,834,936
Holdings Count | Holding	49
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$979,834,936
# of Portfolio Holdings	49
Portfolio Turnover Rate	16%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Health Care Technology	0.2%
Health Care Services	0.6%
Short-Term Investments	0.7%
Metal, Glass & Plastic Containers	0.7%
Exchange-Traded Funds	1.1%
Health Care Distributors	2.6%
Health Care Supplies	4.4%
Managed Health Care	6.5%
Life Sciences Tools & Services	10.2%
Biotechnology	15.9%
Health Care Equipment	16.7%
Pharmaceuticals	40.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Eli Lilly & Co.	11.1%
AbbVie, Inc.	6.3%
Novo Nordisk AS, Class B	5.2%
AstraZeneca PLC	4.9%
Abbott Laboratories	4.5%
UnitedHealth Group, Inc.	4.2%
Roche Holding AG PC	4.2%
Bristol-Myers Squibb Co.	3.6%
Thermo Fisher Scientific, Inc.	3.6%
Intuitive Surgical, Inc.	3.5%
Total	51.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122